UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2003




ITEM 1. REPORT TO STOCKHOLDERS.
USAA GROWTH AND TAX STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD
ENDING NOVEMBER 30, 2003


[LOGO]
USAA(R)

                             USAA GROWTH and
                                   TAX STRATEGY Fund

                                                                         [PHOTO]

                             S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
NOVEMBER 30, 2003

                                             (C)2004, USAA. All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                       2
INVESTMENT OVERVIEW & MANAGERS' COMMENTARY       5
FINANCIAL INFORMATION
   Portfolio of Investments                     13
   Notes to Portfolio of Investments            21
   Financial Statements                         23
   Notes to Financial Statements                26

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

M E S S A G E
--------------------------------------------------------------------------------
              from the PRESIDENT


                                                  "
                                       WE MAY NOT HAVE REACHED
                                       THE PEAK OF THE CURRENT
                                    CYCLICAL BULL MARKET, BUT WE
 [PHOTO CHRISTOPHER W. CLAUS]       HAVE SEEN A REMARKABLE RUN-UP
                                          IN STOCK PRICES.
                                                  "

--------------------------------------------------------------------------------

Economic reports confirm that the U.S. and global economies began a robust expansion early in the autumn of 2003. We are finally seeing the results of the fiscal and monetary policies that were implemented to stimulate economic growth. The economy is benefiting from the lowest short-term interest rates in decades, reduced marginal tax rates, and increased government spending. Productivity has increased to its highest level in 20 years, and corporate America is starting once again to invest in capital goods and to add employees to its payrolls. Finally, American goods and services are more competitive in global markets because foreign currencies have gained strength over the U.S. dollar.

All of these positive developments have translated into the growth of the gross domestic product (GDP) and improved corporate profitability, both of which have significantly driven up stock prices. So we're left with the obvious question:
Can the economy keep growing fast enough and long enough to support existing equity valuations and to provide for higher stock prices?

While no one can predict what will happen, we do believe that market volatility will remain the norm rather than the exception. We may not have reached the peak of the current cyclical bull market, but we have seen a remarkable run-up in stock prices.

.. . . C O N T I N U E D
--------------------------------------------------------------------------------

Consequently, we would not be surprised to see some form of consolidation before stocks try to break through resistance levels - assuming, of course, that the economy keeps growing, more new jobs are created, corporate profitability continues to improve, and short-term rates (which are expected to increase in 2004) do not spike dramatically.

Whatever happens, the most effective strategy in any market cycle is a well-thought-out investment plan that incorporates asset allocation, diversification, and a true understanding of your personal tolerance for risk - all matched to your investment goals.

At USAA, we remain committed to helping you with your goals. We will continue to provide you with outstanding resources - a market-tested portfolio management team, world-class service, and no-load mutual funds without excessive fees, sales loads, or contractual plans.

For all of us here at USAA, I would like to thank you for your business.

Sincerely,

/s/ Christopher W. Claus

Christopher W. Claus
President and Vice Chairman of the Board

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE
FUND.

I N V E S T M E N T
--------------------------------------------------------------------------------
                    OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------
               Conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------
               Invests principally in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

--------------------------------------------------------------------------------
                                   11/30/03               5/31/03
--------------------------------------------------------------------------------
  Net Assets                    $189.3 Million        $186.9 Million
  Net Asset Value Per Share         $ 14.44               $ 13.99

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 11/30/03
--------------------------------------------------------------------------------
 5/31/03 TO 11/30/03**   1 YEAR      5 YEARS     10 YEARS     30-DAY SEC YIELD
         4.47%           10.35%       0.97%        5.99%            2.16%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

               TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

.. . . C O N T I N U E D
--------------------------------------------------------------------------------
                        OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON


                USAA GROWTH &  LEHMAN BROTHERS
                TAX STRATEGY   MUNICIPAL BOND       S&P 500      LIPPER BALANCED   LIPPER BALANCED    RUSSELL 1000
                    FUND           INDEX            INDEX         FUNDS INDEX      FUNDS AVERAGE      GROWTH INDEX
                -------------  ---------------      -------      ---------------   ---------------    ------------
11/30/1993      $10000.00         $10000.00        $10000.00        $10000.00         $10000.00        $10000.00
12/31/1993       10166.54          10211.14         10120.90         10167.79          10169.45         10172.00
1/31/1994        10374.51          10327.80         10464.66         10434.15          10423.07         10408.00
2/28/1994        10158.54          10060.33         10180.77         10229.34          10223.34         10217.33
3/31/1994         9813.59           9650.57          9737.77          9857.62           9851.43          9723.33
4/30/1994         9910.44           9732.52          9862.53          9879.59           9885.40          9768.00
5/31/1994         9942.72           9816.75         10023.75          9955.60           9928.99          9916.00
6/30/1994         9910.44           9756.71          9778.46          9782.76           9757.04          9622.67
7/31/1994        10081.45           9935.69         10099.32         10003.71           9975.03          9951.33
8/31/1994        10285.03           9970.12         10512.43         10254.02          10228.27         10505.33
9/30/1994        10138.37           9823.86         10255.57         10069.08          10032.44         10363.33
10/31/1994       10072.59           9649.43         10485.65         10100.41          10095.10         10606.67
11/30/1994        9824.40           9474.72         10104.25          9864.92           9853.82         10266.67
12/31/1994        9900.20           9683.29         10253.84          9959.73           9943.56         10438.67
1/31/1995        10121.34           9960.16         10519.57         10083.53          10080.60         10662.00
2/28/1995        10402.01          10249.84         10929.13         10377.41          10393.53         11108.67
3/31/1995        10597.80          10367.64         11251.12         10560.93          10579.45         11432.67
4/30/1995        10752.39          10379.88         11582.17         10758.99          10790.23         11682.67
5/31/1995        11010.03          10711.09         12044.39         11103.33          11158.72         12089.33
6/30/1995        11009.68          10617.48         12323.66         11300.11          11365.16         12555.96
7/31/1995        11185.91          10717.92         12732.16         11538.99          11638.48         13077.75
8/31/1995        11307.68          10853.94         12763.94         11629.03          11729.77         13092.03
9/30/1995        11543.26          10922.52         13302.30         11906.77          12003.52         13695.50
10/31/1995       11499.37          11081.30         13254.77         11876.58          11972.14         13704.99
11/30/1995       11894.38          11265.40         13835.98         12245.69          12350.97         14237.66
12/31/1995       12147.81          11373.53         14102.50         12438.43          12535.28         14319.29
1/31/1996        12334.02          11459.47         14581.92         12662.96          12764.76         14798.26
2/29/1996        12387.22          11382.07         14717.58         12669.06          12805.84         15068.90
3/31/1996        12493.40          11236.66         14859.28         12716.85          12855.18         15088.24
4/30/1996        12493.40          11204.79         15078.15         12801.03          12974.32         15485.22
5/31/1996        12618.60          11200.52         15466.35         12932.21          13149.07         16026.31
6/30/1996        12708.69          11322.59         15525.31         12974.86          13162.50         16048.07
7/31/1996        12537.98          11425.03         14839.78         12640.95          12782.56         15107.82
8/31/1996        12658.36          11422.47         15153.27         12840.56          13025.64         15497.77
9/30/1996        13000.98          11582.11         16005.38         13316.84          13508.68         16626.28
10/31/1996       13187.91          11713.00         16446.65         13598.60          13763.95         16726.46
11/30/1996       13627.19          11927.55         17688.72         14232.35          14394.05         17982.32
12/31/1996       13498.85          11877.19         17338.32         14061.89          14242.01         17630.25
1/31/1997        13772.41          11899.67         18420.95         14496.74          14676.93         18866.80
2/28/1997        13876.18          12008.93         18565.57         14550.54          14686.29         18739.05
3/31/1997        13563.95          11848.73         17804.16         14127.64          14259.04         17724.98
4/30/1997        13839.98          11948.04         18866.11         14552.34          14672.07         18901.97
5/31/1997        14411.10          12127.88         20019.54         15148.27          15329.12         20266.04
6/30/1997        14706.17          12257.06         20909.53         15650.40          15805.55         21077.12
7/31/1997        15267.37          12596.53         22572.85         16541.85          16722.49         22941.22
8/31/1997        14922.62          12478.44         21309.23         16017.50          16279.48         21598.46
9/30/1997        15356.56          12626.41         22475.60         16655.95          16938.56         22661.30
10/31/1997       15306.92          12707.79         21725.82         16352.66          16666.90         21823.72
11/30/1997       15505.46          12782.63         22730.73         16653.04          16974.84         22750.68
12/31/1997       15680.35          12969.01         23120.82         16916.13          17243.10         23005.54
1/31/1998        15791.55          13102.75         23376.30         17036.34          17343.46         23693.46
2/28/1998        16276.83          13106.73         25061.32         17712.72          18085.68         25475.73
3/31/1998        16721.51          13118.40         26343.64         18254.34          18620.57         26491.30
4/30/1998        16690.96          13059.21         26613.40         18382.20          18752.74         26857.89
5/31/1998        16609.49          13265.80         26156.59         18196.34          18529.17         26095.78
6/30/1998        16762.39          13318.16         27218.28         18531.89          18799.15         27694.04
7/31/1998        16529.65          13351.45         26930.62         18314.79          18543.44         27510.72
8/31/1998        15503.67          13557.75         23039.78         16736.96          16869.42         23382.02
9/30/1998        16113.56          13726.77         24517.00         17459.35          17624.21         25178.17
10/31/1998       16447.95          13726.49         26508.16         18112.53          18400.49         27201.78
11/30/1998       17043.59          13774.58         28114.11         18775.51          19119.86         29270.88
12/31/1998       17495.03          13809.29         29733.12         19468.18          19789.17         31910.23
1/31/1999        18046.48          13973.48         30975.99         19779.49          20125.79         33783.94
2/28/1999        17668.04          13912.58         30013.43         19304.06          19591.20         32240.58
3/31/1999        18186.15          13931.65         31213.92         19780.55          20063.14         33938.56
4/30/1999        18458.07          13966.36         32422.66         20428.47          20721.18         33981.96
5/31/1999        18120.89          13885.55         31657.88         20113.47          20444.65         32937.61
6/30/1999        18634.62          13685.80         33410.02         20669.57          21042.94         35244.71
7/31/1999        18397.58          13735.59         32371.35         20282.99          20621.79         34124.59
8/31/1999        18255.22          13625.47         32211.09         20070.18          20351.36         34682.17
9/30/1999        17992.08          13631.16         31329.14         19813.03          20060.40         33953.60
10/31/1999       18631.89          13483.48         33310.82         20386.71          20646.39         36517.70
11/30/1999       18786.33          13626.90         33987.93         20606.06          20906.62         38487.97
12/31/1999       19116.96          13525.31         35986.95         21215.78          21569.45         42491.02
1/31/2000        18739.29          13466.41         34179.09         20682.80          21006.17         40498.68
2/29/2000        19005.88          13622.91         33532.77         20632.97          21047.36         42478.48
3/31/2000        20271.84          13920.55         36811.13         21847.82          22253.70         45518.91
4/30/2000        19791.04          13838.32         35704.03         21447.44          21816.21         43352.91
5/31/2000        19321.42          13766.33         34972.09         21245.64          21562.85         41169.82
6/30/2000        19757.72          14131.12         35833.40         21584.74          21975.46         44290.00
7/31/2000        19611.37          14327.75         35273.68         21525.92          21906.97         42443.66
8/31/2000        20286.85          14548.56         37463.45         22486.76          22987.64         46286.66
9/30/2000        19262.93          14472.87         35486.13         22013.52          22466.59         41908.18
10/31/2000       19455.67          14630.79         35335.36         21994.04          22407.63         39925.18
11/30/2000       18854.77          14741.48         32551.80         21195.67          21497.32         34039.94
12/31/2000       18990.25          15105.71         32711.50         21722.48          22076.37         32962.86
1/31/2001        19161.54          15255.38         33871.37         22183.50          22647.68         35240.12
2/28/2001        18236.58          15303.76         30784.91         21322.41          21656.05         29257.34
3/31/2001        17551.51          15440.91         28835.75         20633.83          20899.07         26073.62
4/30/2001        18173.01          15273.60         31074.81         21499.78          21819.07         29371.23
5/31/2001        18265.08          15438.07         31283.28         21691.27          22019.46         28938.98
6/30/2001        18046.85          15541.36         30522.15         21358.91          21710.56         28268.78
7/31/2001        18162.84          15771.56         30221.58         21343.45          21686.33         27562.28
8/31/2001        17455.34          16031.36         28331.55         20736.04          21026.97         25308.38
9/30/2001        16564.58          15977.58         26043.89         19739.55          19860.34         22781.56
10/31/2001       16915.52          16167.94         26540.81         20069.92          20290.96         23976.79
11/30/2001       17582.32          16031.64         28576.16         20868.97          21139.83         26280.13
12/31/2001       17412.15          15879.98         28826.65         21019.48          21299.00         26230.74
1/31/2002        17471.09          16155.42         28406.20         20835.12          21083.66         25767.35
2/28/2002        17247.11          16350.06         27858.26         20693.54          20847.06         24698.02
3/31/2002        17518.83          16029.65         28906.11         21146.01          21340.15         25552.28
4/30/2002        16913.91          16342.94         27154.37         20638.55          20831.12         23466.82
5/31/2002        16878.33          16442.25         26955.02         20628.92          20723.47         22899.09
6/30/2002        16155.42          16616.11         25035.68         19748.88          19741.45         20780.82
7/31/2002        15904.48          16829.81         23084.62         18736.68          18741.00         19638.38
8/31/2002        16047.88          17032.13         23235.74         18928.91          18949.30         19697.09
9/30/2002        15549.57          17405.17         20713.01         17798.78          17797.84         17653.94
10/31/2002       16018.95          17116.64         22534.09         18540.70          18482.37         19273.36
11/30/2002       16211.51          17045.50         23859.12         19292.87          19232.58         20320.19
12/31/2002       15963.21          17405.17         22458.17         18772.83          18687.07         18916.55
1/31/2003        15732.21          17361.07         21870.97         18491.61          18415.86         18457.54
2/28/2003        15805.16          17603.79         21542.33         18352.94          18272.57         18372.78
3/31/2003        16059.73          17614.32         21750.91         18427.83          18352.61         18714.72
4/30/2003        16635.04          17730.70         23541.69         19425.07          19356.98         20098.43
5/31/2003        17124.66          18145.86         24780.86         20284.22          20279.64         21101.64
6/30/2003        17209.86          18068.75         25097.42         20438.03          20448.47         21392.20
7/31/2003        17000.58          17436.47         25540.13         20485.39          20476.10         21924.51
8/31/2003        17172.93          17566.52         26037.23         20831.22          20851.56         22469.80
9/30/2003        17382.20          18082.98         25761.55         20857.66          20848.25         22229.25
10/31/2003       17741.49          17991.92         27218.13         21545.80          21534.66         23477.81
11/30/2003       17890.17          18179.44         27457.33         21736.55          21745.79         23723.61



DATA FROM 11/30/93 THROUGH 11/30/03.

NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

THE RUSSELL 1000 GROWTH INDEX REPLACED THE S&P 500 AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX BECAUSE THE RUSSELL 1000 GROWTH INDEX IS AN INDEX OF LARGE-CAP GROWTH STOCKS, AND THUS PROVIDES A MORE APPROPRIATE COMPARISON FOR THE EQUITY PORTION OF THE FUND, WHICH FOCUSES ON LARGE-CAP GROWTH STOCKS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

.. . . C O N T I N U E D
--------------------------------------------------------------------------------

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

o The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

o The Lipper Balanced Funds Average, an average performance level of all balanced funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

o The Lehman Brothers Municipal Bond Index, an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

8

M A N A G E R S '
--------------------------------------------------------------------------------
                  COMMENTARY on the Fund

CLIFFORD A. GLADSON, CFA
      USAA Investment Management Company
      (Tax-Exempt Bonds)

SETH A. REICHER, CFA
      Dresdner RCM Global Investors LLC
      (Blue Chip Stocks)

JOAN L. HOWARD
      Dresdner RCM Global Investors LLC
      (Blue Chip Stocks)

--------------------------------------------------------------------------------
HOW DID THE FUND PERFORM?

              The USAA Growth and Tax Strategy Fund had a total return of 4.47% for the six-month period ended November 30, 2003. This compares to a return of 6.90% for the Lipper Balanced Funds Average, 12.43% for the Russell 1000 Growth Index, 10.80% for the S&P 500 Index, 7.16% for the Lipper Balanced Funds Index, and 0.19% for the Lehman Brothers Municipal Bond Index.

WHAT LED TO THE FUND'S PERFORMANCE?

              Your Fund was the first mutual fund to combine tax-exempt securities with common stocks in a balanced format. Under IRS code, the Fund must have at least 50% of its assets invested in tax-exempt securities at the end of each fiscal quarter in order to pass the tax-exempt income through to you, our shareholders.

              This means that, instead of the 60% common stocks/40% bonds investment mix normally associated with balanced funds, we target a common stock allocation of 41% to 49%. In a period when stocks sharply outperformed bonds, the Fund advanced less than its peers.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

              REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

.. . . C O N T I N U E D
--------------------------------------------------------------------------------

              The Fund is designed to be a complete, yet conservative, investment for shareholders seeking a good level of tax-exempt income with exposure to common stocks.

HOW DID THE FUND'S MUNICIPAL BOND PORTION PERFORM?

              The yield on the Bond Buyer 40-Bond Index, the industry standard for long-term investment-grade municipal bonds, rose only slightly over the period, from 4.83% on May 31, 2003, to 4.95% on November 30, 2003. This rise in rates was much less than that experienced by U.S. Treasuries with similar maturities. Since rising rates mean lower bond prices, the fact that the yields on municipal bonds rose less than Treasuries meant that municipal bonds did relatively well as an asset class.

              The municipal bond portion of the Fund performed well, benefiting from its relatively long duration (a measure of interest-rate sensitivity) and improvement in general economic conditions, which helped raise the credit standing of a number of the bonds in the municipal portfolio.

HOW WAS THE MUNICIPAL BOND PORTION POSITIONED AT THE END OF THE PERIOD?

              The economy has started to show the expected results of the financial stimulus provided by low short-term interest rates, low tax rates, and deficit spending. In addition, inflation appears to remain under control as manufacturers lack pricing power and relatively high unemployment levels appear to be holding down labor costs. We expect short-term rates will rise as economic conditions improve. In this environment, we continue to focus on 15- to 20-year investment-grade municipal bonds, investing when market conditions warrant.

              THE BOND BUYER 40-BOND INDEX IS REPRESENTATIVE OF YIELDS OF 40 LARGE ONE-YEAR, TAX-EXEMPT NOTES.

10

.. . . C O N T I N U E D
--------------------------------------------------------------------------------
                        COMMENTARY on the Fund

HOW DID THE EQUITY PORTION PERFORM?

              The equity portion lagged the benchmark Russell 1000 Growth Index during the period as the outperformance of smaller-capitalization and lower-quality stocks worked against our large-capitalization, high-quality style.

              In addition, our underexposure to the semiconductors and instruments industry hurt performance, as did our overweight exposure to pharmaceuticals. On the other hand, we were helped by being overweight relative to the benchmark in the consumer durables and apparel sector. With regard to stock selection, our holdings in diversified financials and industrials did well, while stock holdings in retailing and health care providers (drug distributors) detracted from benchmark relative performance.

HOW WAS THE STOCK PORTION POSITIONED AT THE END OF THE PERIOD?

              We expect the economy to continue expanding, but at a slower pace, with the market increasingly rewarding higher-quality companies with good fundamentals. We have selectively added to companies with more earnings leverage and to more economically sensitive growth stocks, mindful of the high valuations that some of these stocks hold. Much of the portfolio, however, continues to be in companies that should provide solid earnings growth and price appreciation as the economy settles down from its initial surge in growth to a more sustainable level.

              We will continue to work hard on your behalf. Thank you for the confidence you've placed in us.

P O R T F O L I O
--------------------------------------------------------------------------------
                  HIGHLIGHTS

----------------------------------------------------------------------------------------
                                  TAX-EXEMPT SECURITIES
                                     TOP 5 HOLDINGS
                                    (% of Net Assets)
----------------------------------------------------------------------------------------
   Wisconsin - Univ. of Wisconsin Hospitals and Clinics Auth. RB, Series 2000       3.6%
   Connecticut - Mashantucket (Western) Pequot Tribe RB, Series 1997B               3.2%
   Texas - Lewisville RB, Series 1998B                                              3.2%
   Texas - Northwest I.S.D. GO, Series 1997                                         3.0%
   Georgia - Atlanta Airport RB, Series 2000A                                       2.8%
----------------------------------------------------------------------------------------

-------------------------------------------
             TOP 10 INDUSTRIES
             (% of Net Assets)
-------------------------------------------
  Hospital (Bonds)                    15.6%
  General Obligation Bonds             8.8%
  Pharmaceuticals                      6.4%
  Water/Sewer Utility (Bonds)          6.1%
  Special Assessment/Tax/
    Fee Bonds                          4.4%
  Education (Bonds)                    3.8%
  Systems Software                     3.6%
  Casinos & Gaming (Bonds)             3.2%
  Real Estate Tax/Fee Bonds            3.2%
  Semiconductors                       3.2%
-------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-20.

12

.. . . C O N T I N U E D
--------------------------------------------------------------------------------
                        HIGHLIGHTS

------------------------------------
        TOP 5 EQUITY HOLDINGS
          (% of Net Assets)
------------------------------------
  Pfizer, Inc.                  2.9%
  Intel Corp.                   2.2%
  Microsoft Corp.               2.0%
  General Electric Co.          1.9%
  Wal-Mart Stores, Inc.         1.7%
------------------------------------


                                ASSET ALLOCATION
                                    11/30/03

Tax-Exempt Bonds                        50.5%
Blue Chip Stocks                        46.6%
Tax-Exempt Money Market Instruments      4.9%

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-20.

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--------------------------------------------------------------------------------
                  of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                MARKET
    AMOUNT                                                  COUPON                         VALUE
     (000)   SECURITY                                         RATE        MATURITY         (000)
------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (55.4%)

             TAX-EXEMPT BONDS (50.5%)

             ALABAMA (2.2%)
 $   4,600   Baldwin County Health Care Auth. RB,
               Series 1998                                    5.75%      4/01/2027     $   4,244

             ARIZONA (1.8%)
     3,000   Maricopa County School District GO (INS)(d)      5.00       7/01/2017         3,307

             ARKANSAS (1.4%)
     2,500   Conway Health Facilities Board Hospital RB,
               Series 1999A                                   6.40       8/01/2029         2,631

             CALIFORNIA (2.7%)
     5,000   Sacramento Municipal Utility District RB,
               Series 2003R (INS)                             5.00       8/15/2028         5,122

             CONNECTICUT (3.2%)
     6,000   Mashantucket (Western) Pequot Tribe RB,
               Series 1997Bc                                  5.75       9/01/2027         6,142

             FLORIDA (0.6%)
     1,200   City of Port St. Lucie Utility System RB,
               Series 2003 (INS)                              4.50       9/01/2028         1,163

             GEORGIA (2.8%)
     4,500   Atlanta Airport RB, Series 2000A (INS)           5.60       1/01/2030         5,227

             HAWAII (1.2%)
     2,000   State GO, Series 2003DA (INS)                    5.25       9/01/2019         2,177

             ILLINOIS (1.1%)
     5,500   Health Facilities Auth. RB, Series 1996
               (Mercy Hospital)                               6.38       1/01/2015         2,116

             LOUISIANA (1.5%)
     2,500   Local Government Environmental Facilities
               and Community Development Auth. RB,
               Series 2000 (INS)                              6.55       9/01/2025         2,862

14

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                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                MARKET
    AMOUNT                                                  COUPON                         VALUE
     (000)   SECURITY                                         RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------
             MAINE (1.8%)
 $   3,000   Health and Higher Educational Facilities
               Auth. RB, Series 2000C (INS)                   5.75%       7/01/2030     $  3,318

             MICHIGAN (4.5%)
     4,000   Detroit Sewage Disposal RB,
               Series 1999A (INS)                             5.75        7/01/2026        4,684
     4,000   Hospital Finance Auth. RB, Series 1996           6.25       10/01/2027        3,850

             MONTANA (0.5%)
     1,000   Facility Finance Auth. RB, Series 2002
               (Providence Services) (INS)                    4.75       12/01/2021        1,020

             NEW YORK (8.1%)
     1,000   Dormitory Auth. RB, Series 1999A (Upstate
               Community Colleges)                            5.00        7/01/2019        1,036
     4,000   Metropolitan Transportation Auth. RB,
               Series 2000A                                   6.00        4/01/2030        4,734
     2,690   New York City GO, Series 2000A                   6.00        5/15/2020        2,953
     3,000   New York City Municipal Water Finance
               Auth. RB, Series 2003E                         5.00        6/15/2034        3,041
     2,000   Urban Development Corp. RB, Series 2002C-1       5.00        3/15/2024        2,051
     1,500   Urban Development Corp. RB, Series 2002C-1       5.00        3/15/2025        1,532

             OHIO (2.0%)
     3,470   State University General Receipt Bonds,
               Series 2003B                                   5.25        6/01/2017        3,820

             RHODE ISLAND (0.1%)
       205   Housing and Mortgage Finance Corp. SFH RB,
               Series 15-A                                    6.85       10/01/2024          210

             TEXAS (11.1%)
     3,410   Fort Worth Higher Education Finance Corp. RB,
               Series 1997A                                   6.00       10/01/2016        3,410
     5,675   Lewisville RB, Series 1998B (INS)                5.80        9/01/2025        6,103
    30,270   Northwest ISD GO, Series 1997 (NBGA)             6.38(b)     8/15/2032        5,640
     2,000   Pflugerville GO, Series 2003A (INS)d             5.00        8/01/2028        2,031
     3,420   San Antonio Water System RB,
               Series 2002A (INS)                             5.50        5/15/2018        3,776

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--------------------------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                  MARKET
    AMOUNT                                                      COUPON                       VALUE
     (000)   SECURITY                                             RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
             WISCONSIN (3.9%)
  $    500   Muskego Norway School District GO (INS)              5.00%     4/01/2022     $    517
     6,030   Univ. of Wisconsin Hospitals and Clinics Auth.
               RB, Series 2000 (INS)                              6.13      4/01/2021        6,893
                                                                                          --------
             Total tax-exempt bonds (cost: $92,375)                                         95,610
                                                                                          --------

             TAX-EXEMPT MONEY MARKET INSTRUMENTS (4.9%)

             VARIABLE-RATE DEMAND NOTES (4.9%)(A)

             CALIFORNIA (0.3%)
       500   State Financing Auth. PCRB, Series 1996F (LOC)       1.15     11/01/2026          500
                                                                                          --------

             FLORIDA (4.6%)
     2,200   Lee Memorial Health System Hospital RB,
               Series 1995A                                       1.13      4/01/2025        2,200
     6,622   Sarasota County Public Hospital Board RB,
               Series 2003A                                       1.07      7/01/2037        6,622
                                                                                          --------
                                                                                             9,322
                                                                                          --------
   NUMBER
OF SHARES
------------
             MONEY MARKET FUND (0.0%)(f)
  83,605     SSgA Tax Free Money Market Fund                      0.57(e)          --           84
                                                                                          --------
             Total tax-exempt money market instruments
               (cost: $9,405)                                                                9,406
                                                                                          --------
             Total tax-exempt securities (cost: $101,780)                                  105,016
                                                                                          --------

16

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--------------------------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                MARKET
   NUMBER                                                        VALUE
OF SHARES     SECURITY                                           (000)
----------------------------------------------------------------------
              BLUE CHIP STOCKS (46.6%)
              AEROSPACE & DEFENSE (1.4%)
    9,325     Lockheed Martin Corp.                           $    428
   26,225     United Technologies Corp.                          2,248
                                                              --------
                                                                 2,676
                                                              --------
              AIR FREIGHT & LOGISTICS (0.7%)
   17,025     United Parcel Service, Inc. "B"                    1,239
                                                              --------
              APPLICATION SOFTWARE (0.6%)
   30,200     SAP AG ADR (Germany)                               1,164
                                                              --------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   14,050     Franklin Resources, Inc.                             672
                                                              --------
              BIOTECHNOLOGY (1.7%)
   30,200     Amgen, Inc.*                                       1,737
   12,100     Genentech, Inc.*                                   1,020
    7,100     Gilead Sciences, Inc.*                               416
                                                              --------
                                                                 3,173
                                                              --------
              BREWERS (0.5%)
   16,650     Anheuser-Busch Companies, Inc.                       863
                                                              --------
              COMMUNICATIONS EQUIPMENT (2.2%)
  112,600     Cisco Systems, Inc.*                               2,551
   92,300     Nokia Corp. ADR (Finland)                          1,660
                                                              --------
                                                                 4,211
                                                              --------
              COMPUTER HARDWARE (1.5%)
   65,100     Dell, Inc.*                                        2,246
   28,400     Hewlett-Packard Co.                                  616
                                                              --------
                                                                 2,862
                                                              --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
   16,825     Automatic Data Processing, Inc.                      643
                                                              --------

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--------------------------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                       MARKET
   NUMBER                                               VALUE
OF SHARES     SECURITY                                  (000)
-------------------------------------------------------------
              DEPARTMENT STORES (0.2%)
    7,075     Kohls Corp.*                           $    342
                                                     --------
              DRUG RETAIL (0.8%)
   42,500     Walgreen Co.                              1,564
                                                     --------
              FOOD DISTRIBUTORS (0.4%)
   20,375     Sysco Corp.                                 740
                                                     --------
              FOOTWEAR (0.6%)
   15,700     Nike, Inc. "B"                            1,056
                                                     --------
              HEALTH CARE DISTRIBUTORS (0.5%)
   14,175     Cardinal Health, Inc.                       867
                                                     --------
              HEALTH CARE EQUIPMENT (2.4%)
   43,000     Boston Scientific Corp.*                  1,543
   31,700     Medtronic, Inc.                           1,433
   14,450     St. Jude Medical, Inc.*                     915
    6,900     Stryker Corp.                               559
                                                     --------
                                                        4,450
                                                     --------
              HOME ENTERTAINMENT SOFTWARE (0.4%)
   17,125     Electronic Arts, Inc.*                      757
                                                     --------
              HOME IMPROVEMENT RETAIL (0.7%)
   13,100     Home Depot, Inc.                            481
   15,025     Lowe's Companies, Inc.                      876
                                                     --------
                                                        1,357
                                                     --------
              HOUSEHOLD PRODUCTS (1.5%)
   23,650     Colgate-Palmolive Corp.                   1,242
   17,000     Procter & Gamble Co.                      1,636
                                                     --------
                                                        2,878
                                                     --------
              HYPERMARKETS & SUPER CENTERS (1.7%)
   59,200     Wal-Mart Stores, Inc.                     3,294
                                                     --------

18

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--------------------------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                MARKET
   NUMBER                                                        VALUE
OF SHARES     SECURITY                                           (000)
----------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (3.1%)
   28,400     3M Co.                                          $  2,245
  128,700     General Electric Co.                               3,690
                                                              --------
                                                                 5,935
                                                              --------
              INDUSTRIAL GASES (0.4%)
   17,700     Air Products & Chemicals, Inc.                       849
                                                              --------
              INDUSTRIAL MACHINERY (0.5%)
   10,925     Danaher Corp.                                        909
                                                              --------
              INTERNET RETAIL (0.1%)
    4,200     eBay, Inc.*                                          235
                                                              --------
              INTERNET SOFTWARE & Services (0.8%)
   36,000     Yahoo!, Inc.*                                      1,547
                                                              --------
              INVESTMENT BANKING & Brokerage (1.0%)
    8,100     Goldman Sachs Group, Inc.                            778
   21,225     Merrill Lynch & Co., Inc.                          1,205
                                                              --------
                                                                 1,983
                                                              --------
              IT CONSULTING & OTHER SERVICES (0.5%)
   39,400     Accenture Ltd. "A" (Bermuda)*                        981
                                                              --------
              LIFE & HEALTH INSURANCE (0.4%)
   22,000     AFLAC, Inc.                                          791
                                                              --------
              MOTORCYCLE MANUFACTURERS (0.3%)
   10,800     Harley-Davidson, Inc.                                509
                                                              --------
              MOVIES & ENTERTAINMENT (0.8%)
   16,000     News Corp. Ltd. ADR (Preferred) (Australia)          454
   24,975     Viacom, Inc. "B"                                     982
                                                              --------
                                                                 1,436
                                                              --------

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--------------------------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                     MARKET
   NUMBER                                                             VALUE
OF SHARES     SECURITY                                                (000)
---------------------------------------------------------------------------
              MULTI-LINE INSURANCE (0.2%)
    7,925     American International Group, Inc.                   $    459
                                                                   --------
              OIL & GAS DRILLING (0.3%)
   14,000     Noble Corp.*                                              484
                                                                   --------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
   31,400     Baker Hughes, Inc.                                        906
                                                                   --------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    9,400     Burlington Resources, Inc.                                472
                                                                   --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   24,250     Citigroup, Inc.                                         1,141
                                                                   --------
              PHARMACEUTICALS (6.4%)
   14,925     Eli Lilly & Co.                                         1,023
   28,900     Johnson & Johnson, Inc.                                 1,425
    8,925     Merck & Co., Inc.                                         362
  164,200     Pfizer, Inc.                                            5,509
   25,575     Teva Pharmaceutical Industries Ltd. ADR (Israel)        1,541
   56,600     Wyeth                                                   2,230
                                                                   --------
                                                                     12,090
                                                                   --------
              PUBLISHING (0.4%)
   14,075     Tribune Co.                                               688
                                                                   --------
              RESTAURANTS (1.3%)
   37,000     McDonald's Corp.                                          948
   46,000     Starbucks Corp.*                                        1,475
                                                                   --------
                                                                      2,423
                                                                   --------
              SEMICONDUCTORS (3.2%)
  124,400     Intel Corp.                                             4,159
   23,175     Maxim Integrated Products, Inc.                         1,207
   18,875     Microchip Technology, Inc.                                649
                                                                   --------
                                                                      6,015
                                                                   --------

20

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--------------------------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                              MARKET
   NUMBER                                                      VALUE
OF SHARES     SECURITY                                         (000)
--------------------------------------------------------------------
              SOFT DRINKS (2.0%)
   25,150     Coca-Cola Co.                                 $  1,170
   54,600     PepsiCo, Inc.                                    2,627
                                                            --------
                                                               3,797
                                                            --------
              SYSTEMS SOFTWARE (3.6%)
  148,100     Microsoft Corp.                                  3,806
   37,700     Novell, Inc.*                                      358
  140,000     Oracle Corp.*                                    1,681
   24,900     VERITAS Software Corp.*                            947
                                                            --------
                                                               6,792
                                                            --------
              THRIFTS & MORTGAGE FINANCE (0.9%)
   16,925     Fannie Mae                                       1,185
    5,425     Golden West Financial Corp.                        547
                                                            --------
                                                               1,732
                                                            --------
              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   51,000     Vodafone Group plc ADR (United Kingdom)          1,191
                                                            --------
              Total blue chip stocks (cost: $66,778)          88,173
                                                            --------
              TOTAL INVESTMENTS (COST: $168,558)            $193,189
                                                            ========

N O T E S
--------------------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------
        Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

        The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 3.7% of net assets as of November 30, 2003.

        ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

        PORTFOLIO DESCRIPTION ABBREVIATIONS

        GO       General Obligation
        ISD      Independent School District
        PCRB     Pollution Control Revenue Bond
        RB       Revenue Bond
        SFH      Single-Family Housing

        CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

        (LOC)    Enhanced by a bank letter of credit.
        (NBGA)   Enhanced by a nonbank guarantee agreement.
        (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty
                 Corp., Financial Guaranty Insurance Co., Financial
                 Security Assurance Holdings Ltd., or MBIA Insurance Corp.

        SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

N O T E S
--------------------------------------------------------------------------------
          to Portfolio of INVESTMENTS
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------
        (a) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

        (b) Zero-coupon security. Rate represents the effective yield at date of purchase.

        (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

        (d) At November 30, 2003, the cost of securities purchased on a when-issued basis was $5,336,000.

        (e) Rate represents the money market fund annualized seven-day yield at November 30, 2003.

        (f) Represents less than 0.1% of net assets.

        * Non-income-producing security for the 12 months preceding November 30, 2003.

        SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
--------------------------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

ASSETS
  Investments in securities, at market value (identified cost of $168,558)     $ 193,189
  Cash                                                                                43
  Receivables:
     Capital shares sold                                                              13
     Dividends and interest                                                        1,418
     Securities sold                                                                 775
                                                                               ---------
       Total assets                                                              195,438
                                                                               ---------
LIABILITIES
  Payables:
     Securities purchased (when-issued of $5,336)                                  5,956
     Capital shares redeemed                                                           3
  Accrued management fees                                                             58
  Accrued transfer agent's fees                                                       18
  Other accrued expenses and payables                                                 62
                                                                               ---------
       Total liabilities                                                           6,097
                                                                               ---------
          Net assets applicable to capital shares outstanding                  $ 189,341
                                                                               =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $ 163,347
  Accumulated undistributed net investment income                                    683
  Accumulated net realized gain on investments                                       680
  Net unrealized appreciation of investments                                      24,631
                                                                               ---------
          Net assets applicable to capital shares outstanding                  $ 189,341
                                                                               =========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                 13,113
                                                                               =========
  Net asset value, redemption price, and offering price per share              $   14.44
                                                                               =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

S T A T E M E N T
--------------------------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $3)         $  557
  Interest                                                 2,519
                                                          ------
     Total income                                          3,076
                                                          ------
EXPENSES
  Management fees                                            412
  Administrative and servicing fees                          141
  Transfer agent's fees                                      106
  Custodian's fees                                            41
  Postage                                                      6
  Shareholder reporting fees                                  24
  Trustees' fees                                               3
  Registration fees                                           18
  Professional fees                                           23
  Other                                                        2
                                                          ------
     Total expenses                                          776
  Expenses paid indirectly                                   (11)
                                                          ------
     Net expenses                                            765
                                                          ------
NET INVESTMENT INCOME                                      2,311
                                                          ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                        2,651
  Change in net unrealized appreciation/depreciation       3,177
                                                          ------
       Net realized and unrealized gain                    5,828
                                                          ------
  Increase in net assets resulting from operations        $8,139
                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
--------------------------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MAY 31, 2003

FROM OPERATIONS:                                        11/30/2003   5/31/2003
                                                        ----------------------
  Net investment income                                 $   2,311    $   4,910
  Net realized gain on investments                          2,651       13,571
  Change in net unrealized appreciation/depreciation
     of investments                                         3,177      (16,923)
                                                        ----------------------
     Increase in net assets resulting from operations       8,139        1,558
                                                        ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                    (2,256)      (5,163)
  Net realized gains                                         --           (627)
                                                        ----------------------
     Distributions to shareholders                         (2,256)      (5,790)
                                                        ----------------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                 4,625        6,711
  Shares issued for dividends reinvested                    2,017        5,175
  Cost of shares redeemed                                 (10,113)     (25,833)
                                                        ----------------------
     Decrease in net assets from capital share
       transactions                                        (3,471)     (13,947)
                                                        ----------------------
  Net increase (decrease) in net assets                     2,412      (18,179)

NET ASSETS:
  Beginning of period                                     186,929      205,108
                                                        ----------------------
  End of period                                         $ 189,341    $ 186,929
                                                        ======================
Accumulated undistributed net investment income:
  End of period                                         $     683    $     628
                                                        ======================
CHANGE IN SHARES OUTSTANDING:
  Shares sold                                                 327          502
  Shares issued for dividends reinvested                      144          390
  Shares redeemed                                            (716)      (1,946)
                                                        ----------------------
     Decrease in shares outstanding                          (245)      (1,054)
                                                        ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

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--------------------------------------------------------------------------------
          to FINANCIAL Statements

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
        USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy
        Fund (the Fund). The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or the official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

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--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                4. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Trust's Board of Trustees.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the

28

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--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                1. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

            F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2003, the cost of outstanding when-issued commitments for the Fund was $5,336,000.

30

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

            G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended November 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $11,000.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------
                The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------
                The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2004, in accordance with applicable tax law.

                Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
                Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2003, were $39,147,000 and $48,082,000, respectively.

32

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                The cost of securities at November 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

                Gross unrealized appreciation and depreciation of investments as of November 30, 2003, were $29,093,000 and $4,462,000, respectively, resulting in net unrealized appreciation of $24,631,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
                The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended November 30, 2003.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------
            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies, directly manages a portion of the Fund's portfolio, and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------
+/- 0.20% to 0.50%              +/- 0.04%
+/- 0.51% to 1.00%              +/- 0.05%
+/- 1.01% and greater           +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

34

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                For the six-month period ended November 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $412,000, which is net of a performance adjustment of $(56,000).

            B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Dresdner RCM Global Investors LLC (Dresdner), under which Dresdner directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays Dresdner a subadvisory fee.

            C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $141,000.

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $106,000.

            E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
                Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------
                During the six-month period ended November 30, 2003, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, tax-exempt securities transactions were executed between the Fund and the following affiliated USAA funds at the then current market price with no brokerage commissions incurred:

                                                             COST TO      NET REALIZED
              SELLER                      PURCHASER         PURCHASER    GAIN TO SELLER
---------------------------------------------------------------------------------------
USAA Growth and Tax Strategy Fund   USAA Long-Term Fund    $1,073,000       $29,000

USAA New York Bond Fund             USAA Growth and Tax       999,000        17,000
                                    Strategy Fund

36

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED
                                      NOVEMBER 30,                               YEAR ENDED MAY 31,
                                      ------------------------------------------------------------------------------------
                                          2003             2003           2002           2001           2000        1999
                                      ------------------------------------------------------------------------------------
Net asset value at
  beginning of period                   $  13.99         $  14.23       $  15.87       $  17.28       $  16.66    $  16.31
                                      ------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                      .17              .35            .41            .49            .48         .47
  Net realized and unrealized
     gain (loss)                             .45             (.17)         (1.60)         (1.42)           .61         .96
                                      ------------------------------------------------------------------------------------
Total from investment operations             .62              .18          (1.19)          (.93)          1.09        1.43
                                      ------------------------------------------------------------------------------------
Less distributions:
  From net investment income                (.17)            (.37)          (.45)          (.48)          (.47)       (.48)
  From realized capital gains                 --             (.05)            --             --             --        (.60)
                                      ------------------------------------------------------------------------------------
Total distributions                         (.17)            (.42)          (.45)          (.48)          (.47)      (1.08)
                                      ------------------------------------------------------------------------------------
Net asset value at end of period        $  14.44         $  13.99       $  14.23       $  15.87       $  17.28    $  16.66
                                      ====================================================================================
Total return (%)*                           4.47             1.46          (7.59)         (5.47)          6.62        9.10
Net assets at end of period (000)       $189,341         $186,929       $205,108       $238,813       $263,592    $252,442
Ratio of expenses to average
  net assets (%)**                           .83(a,b)         .91(b)         .83(b)         .70(b)         .71         .69
Ratio of net investment income
  to average net assets (%)**               2.47(a)          2.67           2.75           2.91           2.80        2.89
Portfolio turnover (%)                     21.28            52.38          31.81          35.69          66.43       63.42

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2003, average net assets were
    $187,473,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:

                                            (.01%)             --           (.02%)         (.01%)          N/A         N/A

                 TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                            Robert L. Mason, Ph.D.
                            Michael F. Reimherr
                            Laura T. Starks, Ph.D.
                            Richard A. Zucker

           ADMINISTRATOR,   USAA Investment Management Company
      INVESTMENT ADVISER,   P.O. Box 659453
             UNDERWRITER,   San Antonio, Texas 78265-9825
          AND DISTRIBUTOR

           TRANSFER AGENT   USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

                CUSTODIAN   State Street Bank and Trust Company
                            P.O. Box 1713
                            Boston, Massachusetts 02105

      INDEPENDENT AUDITOR   Ernst & Young LLP
                            100 West Houston St., Suite 1900
                            San Antonio, Texas 78205

                TELEPHONE   Call toll free - Central time
         ASSISTANCE HOURS   Monday - Friday, 7 a.m. to 10 p.m.
                            Saturday, 8:30 a.m. to 5 p.m.
                            Sunday, 10:30 a.m. to 7 p.m.

           FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
        INFORMATION ABOUT   For account servicing, exchanges,
             MUTUAL FUNDS   or redemptions
                            1-800-531-8448, in San Antonio 456-7202

          RECORDED MUTUAL   24-hour service (from any phone)
        FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

              MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE   For account balance, last transaction, fund
                            prices, or to exchange or redeem fund shares
                            1-800-531-8777, in San Antonio 498-8777

          INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                                         [LOGO]
                                                                        Recycled
                                                                          Paper

--------------------------------------------------------------------------------
[LOGO]    9800 Fredericksburg Road                                     ---------
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                                                                         U.S.
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--------------------------------------------------------------------------------

[LOGO]                  WE KNOW WHAT IT MEANS TO SERVE.(R)
 USAA                   ----------------------------------
                           INSURANCE o MEMBER SERVICES

27801-0104                                   (C)2004, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.